Contingent Liabilities and Commitments (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 14, 2019	Oct. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2021
Contingent Liabilities and Commitments (Details) [Line Items]
Rental monthly fee	$ 3
Company paid milestone payments					$ 1,050
Issued and outstanding share capital percentage		3.00%
Cash payment		$ 100
Royalty, percentage		15.00%
Service fees			$ 9
Company's net royalties percentage			15.00%
Chief Executive Officer [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Service fees per month				$ 10
Monthly fee				$ 1,000
Rambam Research Agreement [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Company paid milestone payments					$ 1,400
Net sales percentage					6.00%